Accounts Receivable, Net	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 5 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of March 31,
	2025	2026
	HKD	HKD	US$
Accounts receivable	$9,529,968	$4,049,733	$516,548
Less: Provision for credit losses	(806)	-	-
Accounts receivable, net	$9,529,162	$4,049,733	$516,548

The following table sets forth the movement of provision for credit losses:

	As of March 31,
	2025	2026
	HKD	HKD	US$
Beginning balance	$225	$806	$103
Recovery	-	(806)	(103)
Addition	581	35,929	4,583
Write-off	-	(35,929)	(4,583)
Ending balance	$806	$-	$-

For the years ended March 31, 2024 and 2025, the Company accrued additional provision for credit losses for accounts receivable in an amount of HKD 88,578 and HKD 581, respectively, on its consolidated statements of income and comprehensive income. For the year ended March 31, 2026, the Company recorded gross additions to the provision for credit losses of HKD 35,929 (US$4,583), which was offset by recoveries of HKD 806 (US$103), resulting in a net provision for credit losses of HKD 35,123 (US$4,480) on its consolidated statements of income and comprehensive income.

During the years ended March 31, 2025 and 2026, the Company had written off the uncollectible receivables in an amount of HKD nil and HKD 35,929 (US$ 4,583), respectively.

During the years ended March 31, 2025 and 2026, the Company recovered the uncollectible receivables in an amount of HKD nil and HKD 806 (US$ 103), respectively.